Segment Information	12 Months Ended
Dec. 31, 2017
Disclosure Of Operating Segments Abstract [Abstract]
Disclosure Of Entitys Reportable Segments Explanatory

5. Segment Information

5.1 Overall Segment Information and Business Segments

The Group classifies reporting segments based on the nature of the products and services provided, the type of customer, and the Group’s management organization.

Banking Business	Corporate Banking	The activities within this segment include providing credit, deposit products and other related financial services to large, small and medium-sized enterprises and SOHOs.
	Retail Banking	The activities within this segment include providing credit, deposit products and other related financial services to individuals and households.
	Other Banking Services	The activities within this segment include trading activities in securities and derivatives, funding and other supporting activities.
Securities Business		The activities within this segment include investment banking, brokerage services and other supporting activities.
Non-life Insurance Business		The activities within this segment include property insurance and other supporting activities.
Credit Card Business		The activities within this segment include credit sale, cash service, card loan and other supporting activities.
Life Insurance Business		The activities within this segment include life insurance and other supporting activities.

Financial information by business segment for the year ended December 31, 2016, is as follows:

	Banking business
	Corporate Banking		Retail Banking		Other Banking Services		Sub-total		Securities		Credit Card		Life Insurance		Others		Intra-group Adjustments		Total
	(In millions of Korean won)
Operating revenues from external customers	￦	1,803,204	￦	2,248,035	￦	1,402,861	￦	5,454,100	￦	184,856	￦	1,269,573	￦	139,847	￦	396,566	￦	—	￦	7,444,942
Intra-segment operating revenues(expenses)		9,274		—		249,235		258,509		3,268		(261,747)		(26,528)		159,944		(133,446)		—

Sub-total	￦	1,812,478	￦	2,248,035	￦	1,652,096	￦	5,712,609	￦	188,124	￦	1,007,826	￦	113,319	￦	556,510	￦	(133,446)	￦	7,444,942

Net interest income		2,286,347		2,353,232		189,331		4,828,910		73,205		981,342		233,742		283,158		2,172		6,402,529
Interest income		3,297,791		3,740,601		855,764		7,894,156		142,960		1,261,787		233,764		501,675		(12,460)		10,021,882
Interest expense		(1,011,444)		(1,387,369)		(666,433)		(3,065,246)		(69,755)		(280,445)		(22)		(218,517)		14,632		(3,619,353)
Net fee and commission income		231,182		504,259		352,410		1,087,851		193,384		92,070		(927)		212,723		(209)		1,584,892
Fee and commission income		293,336		583,048		433,998		1,310,382		220,938		1,658,034		85		252,031		(290,593)		3,150,877
Fee and commission expense		(62,154)		(78,789)		(81,588)		(222,531)		(27,554)		(1,565,964)		(1,012)		(39,308)		290,384		(1,565,985)
Net insurance income		—		—		—		—		—		20,825		(166,095)		—		27,467		(117,803)
Insurance income		—		—		—		—		—		33,874		1,167,478		—		—		1,201,352
Insurance expenses		—		—		—		—		—		(13,049)		(1,333,573)		—		27,467		(1,319,155)
Net gains (losses) on financial assets/ liabilities at fair value through profit or loss		(1,166)		—		198,064		196,898		(212,522)		—		8,154		7,851		(9,149)		(8,768)
Net other operating income (expense)		(703,885)		(609,456)		912,291		(401,050)		134,057		(86,411)		38,445		52,778		(153,727)		(415,908)
General and administrative expenses		(950,038)		(2,102,384)		(1,216,527)		(4,268,949)		(316,958)		(348,121)		(94,753)		(266,124)		66,194		(5,228,711)
Operating profit before provision for credit losses		862,440		145,651		435,569		1,443,660		(128,834)		659,705		18,566		290,386		(67,252)		2,216,231
Provision (reversal) for credit losses		(278,277)		(2,615)		26,563		(254,329)		9,083		(249,809)		(1,663)		(42,893)		328		(539,283)
Net operating income (expense)		584,163		143,036		462,132		1,189,331		(119,751)		409,896		16,903		247,493		(66,924)		1,676,948
Share of profit of associates and joint ventures		—		—		17,615		17,615		106,423		(20)		—		156,820		—		280,838
Net other non-operating income (expense)		(1,300)		—		50,611		49,311		634,863		2,262		(148)		(440)		(14,979)		670,869
Segment profits before income tax		582,863		143,036		530,358		1,256,257		621,535		412,138		16,755		403,873		(81,903)		2,628,655
Income tax benefit (expense)		(140,910)		(34,614)		(116,477)		(292,001)		20,765		(95,035)		(4,041)		(66,262)		(1,901)		(438,475)
Profit (loss) for the year		441,953		108,422		413,881		964,256		642,300		317,103		12,714		337,611		(83,804)		2,190,180
Profit (loss) attributable to shareholders of the parent company		441,953		108,422		413,881		964,256		642,300		317,103		12,714		291,175		(83,804)		2,143,744
Profit attributable to non-controlling interests		—		—		—		—		—		—		—		46,436		—		46,436
Total assets[1]		109,500,342		122,806,490		74,759,538		307,066,370		32,382,795		15,772,036		8,887,413		36,646,767		(25,081,725)		375,673,656
Total liabilities[1]		91,685,643		140,082,958		51,972,767		283,741,368		28,198,439		11,807,038		8,337,849		12,468,290		(140,731)		344,412,253

[1]	Assets and liabilities of the reporting segments are amounts before intra-segment transaction adjustment.

Financial information by business segment for the year ended December 31, 2017, is as follows:

	Banking business
	Corporate Banking		Retail Banking		Other Banking Services		Sub-total		Securities		Non-life Insurance		Credit Card		Life Insurance		Others		Intra-group Adjustments		Total
	(In millions of Korean won)
Operating revenues from external customers	￦	2,128,913	￦	2,710,798	￦	1,405,605	￦	6,245,316	￦	1,074,365	￦	1,121,108	￦	1,276,803	￦	129,513	￦	345,077	￦	—	￦	10,192,182
Intra-segment operating revenues(expenses)		(18,447)		—		203,310		184,863		(1,157)		18,039		(194,167)		(20,515)		171,422		(158,485)		—

Sub-total	￦	2,110,466	￦	2,710,798	￦	1,608,915	￦	6,430,179	￦	1,073,208	￦	1,139,147	￦	1,082,636	￦	108,998	￦	516,499	￦	(158,485)	￦	10,192,182

Net interest income		2,555,780		2,647,768		190,767		5,394,315		251,967		465,016		1,083,665		215,743		296,920		2,383		7,710,009
Interest income		3,584,021		3,935,895		818,508		8,338,424		452,862		465,144		1,341,150		215,768		582,864		(13,760)		11,382,452
Interest expense		(1,028,241)		(1,288,127)		(627,741)		(2,944,109)		(200,895)		(128)		(257,485)		(25)		(285,944)		16,143		(3,672,443)
Net fee and commission income		235,210		595,322		394,157		1,224,689		551,619		(97,828)		132,686		(3,612)		252,813		(10,343)		2,050,024
Fee and commission income		315,994		668,227		487,259		1,471,480		637,630		1,532		1,901,112		69		299,783		(323,356)		3,988,250
Fee and commission expense		(80,784)		(72,905)		(93,102)		(246,791)		(86,011)		(99,360)		(1,768,426)		(3,681)		(46,970)		313,013		(1,938,226)
Net insurance income		—		—		—		—		—		699,873		19,948		(141,421)		—		15,310		593,710
Insurance income		—		—		—		—		—		7,947,262		33,579		1,008,329		—		(18,178)		8,970,992
Insurance expenses		—		—		—		—		—		(7,247,389)		(13,631)		(1,149,750)		—		33,488		(8,377,282)
Net gains (losses) on financial assets/ liabilities at fair value through profit or loss		(1,750)		—		101,012		99,262		526,023		41,079		—		7,795		19,749		46,421		740,329
Net other operating income (expense)		(678,774)		(532,292)		922,979		(288,087)		(256,401)		31,007		(153,663)		30,493		(52,983)		(212,256)		(901,890)
General and administrative expenses		(974,096)		(1,946,640)		(745,086)		(3,665,822)		(734,024)		(629,469)		(370,508)		(72,423)		(291,240)		134,822		(5,628,664)
Operating profit before provision for credit losses		1,136,370		764,158		863,829		2,764,357		339,184		509,678		712,128		36,575		225,259		(23,663)		4,563,518
Provision (reversal) for credit losses		6,918		(122,107)		23		(115,166)		(23,080)		(8,987)		(336,884)		(1,692)		(62,894)		459		(548,244)

Net operating income (expense)		1,143,288		642,051		863,852		2,649,191		316,104		500,691		375,244		34,883		162,365		(23,204)		4,015,274
Share of profit of associates and joint ventures		—		—		37,571		37,571		535		—		(462)		—		6,076		40,554		84,274
Net other non-operating income (expense)		1,873		—		(75,340)		(73,467)		1,794		11,167		(6,882)		(289)		6,582		99,971		38,876
Segment profits before income tax		1,145,161		642,051		826,083		2,613,295		318,433		511,858		367,900		34,594		175,023		117,321		4,138,424
Income tax benefit (expense)		(181,936)		(102,059)		(154,595)		(438,590)		(46,732)		(181,488)		(71,069)		(13,508)		(61,610)		18,034		(794,963)
Profit for the year		963,225		539,992		671,488		2,174,705		271,701		330,370		296,831		21,086		113,413		135,355		3,343,461
Profit attributable to shareholders of the Parent Company		963,225		539,992		671,488		2,174,705		271,701		330,286		296,831		21,086		113,798		103,031		3,311,438
Profit attributable to non-controlling interests		—		—		—		—		—		84		—		—		(385)		32,324		32,023
Total assets[1]		117,904,269		129,438,168		82,423,490		329,765,927		37,351,680		32,351,778		17,658,310		9,125,741		37,439,753		(26,907,580)		436,785,609
Total liabilities[1]		102,224,405		147,870,309		54,347,779		304,442,493		32,936,024		29,128,747		13,616,481		8,586,328		15,137,421		(1,106,714)		402,740,780

[1]	Assets and liabilities of the reporting segments are amounts before intra-segment transaction adjustment.

5.2 Services and Geographical Segments

5.2.1 Services information

Operating revenues from external customers for each service for the year ended December 31, 2015, 2016 and 2017, are as follows:

	2015		2016		2017
	(In millions of Korean won)
Banking service	￦	5,398,554	￦	5,454,100	￦	6,245,316
Securities service		184,880		184,856		1,074,365
Non-life insurance service		—		—		1,121,108
Credit card service		1,310,628		1,269,573		1,276,803
Life insurance service		142,885		139,847		129,513
Other service		345,002		396,566		345,077

Total	￦	7,381,949	￦	7,444,942	￦	10,192,182

5.2.2 Geographical information

Geographical operating revenues from external customers for the year ended December 31, 2015, 2016 and 2017, and major non-current assets as of December 31, 2015, 2016 and 2017, are as follows:

	2015				2016				2017
	Revenues from external customers		Major non-current assets		Revenues from external customers		Major non-current assets		Revenues From external customers		Major non-current assets
	(In millions of Korean won)
Domestic	￦	7,305,697	￦	3,821,634	￦	7,354,698	￦	4,952,552	￦	10,078,253	￦	7,472,597
United States		11,847		276		10,522		299		17,596		363,330
New Zealand		5,143		209		5,422		128		5,855		57
China		30,590		6,949		47,360		5,038		44,531		4,585
Cambodia		5,072		350		6,109		1,216		7,475		1,753
United Kingdom		9,533		130		10,987		149		11,547		319
Others		14,067		1,786		9,844		2,242		26,925		78,142
Adjustment		—		134,692		—		72,971		—		72,455

Total	￦	7,381,949	￦	3,966,026	￦	7,444,942	￦	5,034,595	￦	10,192,182	￦	7,993,238